Schedule of transaction price allocated to remaining performance obligations (Details) - SGD ($)	Apr. 30, 2025	Apr. 30, 2024
April 30, 2025 [member]
IfrsStatementLineItems [Line Items]
April 30, 2024		$ 9,681,291
April 30, 2026 [member]
IfrsStatementLineItems [Line Items]
April 30, 2024	18,810,005	3,911,656
April 30, 2027 [member]
IfrsStatementLineItems [Line Items]
April 30, 2024	15,951,564	3,911,656
April 30, 2028 [member]
IfrsStatementLineItems [Line Items]
April 30, 2024	15,562,861	3,911,656
April 30, 2029 [member]
IfrsStatementLineItems [Line Items]
April 30, 2024	$ 6,730,809